Intangible Asset (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Asset [Abstract]
Cash payments		$ 4,540
Exceeds amount		1,120
Purchase costs		321
Warrants to purchase		$ 15,000
Exercise price (in Dollars per share)		$ 7
Exercise period		5 years
Gross sales	$ 100,000
Ordinary shares price closes (in Dollars per share)	$ 10
Amount total		$ 4,861
Amortized over period		10 years
Impairment to its intangible asset		$ 1,042
Revenue term		8 years 8 months 12 days
Growth rate, percentage		13.80%
Long term, percentage		2.00%
Discount rate, percentage		20.60%
Intangible asset		$ 486	$ 144